----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:
                                                    Expires:
                                                    Estimated average burden
                                                    hours per response.....
                                                    ----------------------------
                                                           SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2002

If amended report check here:      |_|              Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

 Brahman Capital Corp.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

 350 Madison Avenue, 22nd Floor     New York      NY        10017
--------------------------------------------------------------------------------
Business Address      (Street)      (City)      (State)     (Zip)


13F File Number: 28-4455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

William D'Eredita           Chief Financial Officer          (212) 681-9797
--------------------------------------------------------------------------------
Name                               (Title)                      (Phone)


                                           /s/ William D'Eredita
                                      ------------------------------------------
                                                  (Signature)

                                           New York, NY  November 8, 2002
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[x]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $353,300,136.00



List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.  NONE                                6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------




      FORM 13F      NAME OF REPORTING MANAGER:   BRAHMAN CAPITAL CORP.
-----------------------------------------------------------------------------------------------------------------------




   Item 1                               Item 2         Item 3               Item 4            Item 5


                                                                                              Shares or
                                        Title          CUSIP               Fair Market        Principal
 Name of Issuer                        of Class        Number                Value            Amount
-----------------------------------------------------------------------------------------------------------------------

 AETNA INC                             COMMON        00817Y-10-8         50,277,240.00       1,404,000
 ADVANCE PCS                           COMMON        00790K-10-9         10,014,585.00         444,500
 AMERICAN TOWER CORP                   COMMON        029912-20-1          8,948,997.00       5,628,300
 AON CORP                              COMMON        037389-90-3            420,750.00           1,700 (C)
 AON CORP                              COMMON        037389-90-3            156,250.00             500 (C)
 ADVANCED MEDICAL OPTICS               COMMON        00763M-10-8          4,666,557.00         490,700
 CASUAL MALE GROUP                     COMMON        148711-10-4          2,851,836.00         705,900
 CABOT MICROELECTRONICS                COMMON        12709P-95-3          1,923,375.00           1,725 (P)
 DAVITA INC.                           COMMON        23918K-10-8         51,871,950.00       2,197,964
 DAVITA INC                            COMMON        23918k-90-8             25,063.00           2,005 (C)
 ECHOSTAR COMMUNICATIONS               COMMON        278762-10-9         53,597,217.00       3,098,105
 ECHOSTAR COMMUNICATIONS               COMMON        278762-90-9          2,336,250.00           5,250 (C)
 EDISON INTERNATIONAL                  COMMON        281020-10-7            100,000.00          10,000
 EL PASO CORPORATION                   COMMON        28336L-90-9              8,750.00             500 (C)
 ENTERASYS NEWORKS                     COMMON        293631-10-4             32,500.00          25,000
 FAIR ISAAC & CO                       COMMON        303250-10-4         28,455,540.00         870,200
 FIND SVP INC.                         COMMON        317718-30-2            543,750.00         375,000
 FOOT LOCKER INC.                      COMMON        344849-10-4         38,106,855.00       3,814,500
 GENERAL MOTORS (HUGHES)               COMMON        370442-90-2            288,488.00           5,495 (C)
 IMAGISTICS INTL INC                   COMMON        45247T-10-4         11,144,773.00         642,350
 INTERGRAPH CORP                       COMMON        458683-10-9          7,215,398.00         422,200
 IRON MOUNTAIN                         COMMON        462846-10-6         27,907,707.00       1,116,755
 KINDER MORGAN LTD                     COMMON        49455P-10-1         13,417,825.00         378,500
 PLAINS ALL AMERICAN PIPELINE          COMMON        726503-10-5            182,250.00           7,500
 PUBLIC SERVICE ENT GROUP              COMMON        744573-10-6             76,250.00           2,500
 PPL CORP                              COMMON        69351T-10-6            156,192.00           4,800
 RH DONNELLY CORP                      COMMON        74955W-30-7         28,364,310.00       1,090,935
 SBA COMMUNICATIONS                    COMMON        78388J-10-6            915,164.00         839,600
 VIASYS HEALTHCARE                     COMMON        92553Q-20-9          9,120,342.00        592,230
 VELOCITY EXPRESS CORP.                COMMON        92257T-20-2            152,377.00          78,545
 WILLIAMS COMM GROUP                   COMMON        969455-10-4                125.00           7,812
 WILLIAMS COS INC                      COMMON        969457-10-0             21,470.00           9,500


                                                                       -------------------
                                                                        353,300,136.00
                                                                       ====================


       Note:  The above schedule sets forth only the Section 13(f) securities under management by Brahman Capital Corp. at September 30, 2002 and required to be reported on Form 13F.  The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.





     Item 1                                  Item 6                     Item 7                      Item 8
                                -------------------------------------                  ----------------------------------


                                a) Sole    b) Shared      c)Shared-    Managers     a) Sole   b) Shared    c) Shared-
                                           As Defined       Other      See Instr.              As Defined     Other
 Name of Issuer                            in Instr. V                    V                    in Instr. V
-----------------------------------------------------------------------------------------------------------------------

 AETNA INC                          x                                     1             x
 ADVANCE PCS                        x                                     1             x
 AMERICAN TOWER CORP                x                                     1             x
 AON CORP                           x                                     1             x
 AON CORP                           x                                     1             x
 ADVANCED MEDICAL OPTICS            x                                     1             x
 CASUAL MALE GROUP                  x                                     1             x
 CABOT MICROELECTRONICS             x                                     1             x
 DAVITA INC.                        x                                     1             x
 DAVITA INC                         x                                     1             x
 ECHOSTAR COMMUNICATIONS            x                                     1             x
 ECHOSTAR COMMUNICATIONS            x                                     1             x
 EDISON INTERNATIONAL               x                                     1             x
 EL PASO CORPORATION                x                                     1             x
 ENTERASYS NEWORKS                  x                                     1             x
 FAIR ISAAC & CO                    x                                     1             x
 FIND SVP INC.                      x                                     1             x
 FOOT LOCKER INC.                   x                                     1             x
 GENERAL MOTORS (HUGHES)            x                                     1             x
 IMAGISTICS INTL INC                x                                     1             x
 INTERGRAPH CORP                    x                                     1             x
 IRON MOUNTAIN                      x                                     1             x
 KINDER MORGAN LTD                  x                                     1             x
 PLAINS ALL AMERICAN PIPELINE       x                                     1             x
 PUBLIC SERVICE ENT GROUP           x                                     1             x
 PPL CORP                           x                                     1             x
 RH DONNELLY CORP                   x                                     1             x
 SBA COMMUNICATIONS                 x                                     1             x
 VIASYS HEALTHCARE                  x                                     1             x
 VELOCITY EXPRESS CORP.             x                                     1             x
 WILLIAMS COMM GROUP                x                                     1             x
 WILLIAMS COS INC                   x                                     1             x



       Note:  The above schedule sets forth only the Section 13(f) securities under management by Brahman Capital Corp. at September 30, 2002 and required to be reported on Form 13F.  The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.

